Consolidated Statements of Income and Comprehensive Income (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Interest income:
Loans	$ 25,472	$ 21,301	$ 49,986	$ 42,387
Other	376	348	582	777
Interest income	25,848	21,649	50,568	43,164
Interest expense:
Deposits and other	7,239	6,414	13,708	13,428
Subordinated notes	1,367	140	2,733	267
Interest expense	8,606	6,554	16,441	13,695
Net interest income	17,242	15,095	34,127	29,469
Non-interest income	1,393	875	2,774	1,923
Total revenue	18,635	15,970	36,901	31,392
Provision for (recovery of) credit losses (note 4)	78	(312)	80	(255)
Revenue less provision for credit loss	18,557	16,282	36,821	31,647
Non-interest expenses:
Salaries and benefits	6,726	4,953	12,809	9,983
General and administrative	4,019	2,383	7,643	4,722
Premises and equipment	1,022	1,006	1,951	1,724
Noninterest expense	11,767	8,342	22,403	16,429
Income before income taxes	6,790	7,940	14,418	15,218
Income tax provision (note 9)	1,847	2,196	3,909	4,184
Net income	4,943	5,744	10,509	11,034
Other comprehensive income:
Items that may subsequently be reclassified to net income: Foreign exchange gain on translation of foreign operations	26	(3)	43	(3)
Comprehensive income	$ 4,969	$ 5,741	$ 10,552	$ 11,031
Basic and diluted income per common share (note 10) (in CAD per share)	$ 0.17	$ 0.25	$ 0.36	$ 0.47
Weighted average number of common shares outstanding (in shares)	27,441,082	21,123,559	27,441,082	21,123,559